[MHM FINAL DRAFT]
[6/28/13]
[Translation]

Filed Document:	Semi-annual Report

Filed with:	Director of Kanto Local Finance Bureau

Filing Date:	June 28, 2013

Fiscal Year:	During the 19th Term
(from October 1, 2012 to March 31, 2013)

Name of the Fund:	PUTNAM U.S. GOVERNMENT INCOME
TRUST

Name of the Issuer:	Putnam U.S. Government Income Trust

Name and Official Title of the	Jonathan S. Horwitz
Representative of the Company:	Executive Vice President, Compliance Liaison
Officer and Principal Executive

Address of Principal Office	One Post Office Square, Boston, Massachusetts
02109 U.S.A.

Name and Title of Registration Agent:	Ken Miura
Attorney-at-law

Address or Place of Business	Mori Hamada & Matsumoto
of Registration Agent:	Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura
Attorney-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this document
is available for Public Inspection:	Not applicable

I. STATUS OF INVESTMENT PORTFOLIO OF THE FUND

Status of investment portfolio of Putnam U.S. Government Income Trust (the “Fund”), is as follows:

(1) Diversification of investment portfolio:

By types of assets and geographic regions

		(As of the end of April 2013)

Types of Assets	Country	Market Value	Investment
		(USD)	Ratio (%)

U.S. Government and Agency	United States	1,890,623,272	131.43
Mortgage Obligations

Short-term Investments	United States	858,886,370	59.71

Mortgage-Backed Securities	United States	326,923,036	22.73

Purchased Options	United States	1,224	0.00

Total Investments		3,076,433,902	213.87

Cash, Deposit and Other Assets (After Deduction of Liabilities)		-1,637,940,579	-113.87

Total		1,438,493,323	100.00
(Net Asset Value)		(JPY140,857 million)

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total net asset value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. dollars (“Dollar” or “$”) into Japanese Yen is JPY 97.92 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on April 30, 2013 quoted by The Bank of Tokyo-Mitsubishi UFJ, Ltd. The same applies hereinafter.

Note 3:  In this report, money amounts and percentages ending in the numeral 5 or higher have been rounded up to 10 and otherwise rounded down. Therefore, there are cases in which the amount for the "total” column is not equal to the aggregate amount. Also, conversion into other currencies is done by simply multiplying the corresponding amount by the conversion rate specified and rounding the resulting number up to 10 if the amount ends in the numeral 5 or higher and is otherwise rounded down when necessary. As a result, in this report, there are cases in which Japanese yen figures for the same information differ from each other.

(2) Results of past operations:

a. Record of changes in net assets (Class M Shares):

Record of changes in net assets as of the end of each month for one year up to and including the end of April 2013 are as follows:

	Total Net Asset Value		Net Asset Value per Share

	USD	JPY
	(thousand)	(million)	USD	JPY

2012 End of May	24,161	2,366	13.73	1,344

June	23,689	2,320	13.69	1,341

July	23,215	2,273	13.77	1,348

August	22,782	2,231	13.75	1,346

September	22,555	2,209	13.74	1,345

October	22,475	2,201	13.68	1,340

November	22,085	2,163	13.61	1,333

December	21,965	2,151	13.57	1,329

2013 End of January	21,617	2,117	13.47	1,319

February	21,145	2,071	13.55	1,327

March	20,990	2,055	13.61	1,333

April	20,925	2,049	13.62	1,334

b. Record of distributions paid (Class M Shares):

Period	Amount paid per Share

(5/1/12-4/30/13)	$0.429 (JPY42)

Note: Record of distribution paid for one year up to and including the end of April 2013 is as follows:

Ex-dividend Date		Total Distributions ($)	NAV per Share ($)

2012	May 15	0.062	13.69

	June 14	0.062	13.71

	July 16	0.062	13.75

	August 14	0.035	13.69

	September 14	0.035	13.68

	October 16	0.035	13.67

	November 14	0.035	13.58

	December 14	0.035	13.56

2013	January15	0.035	13.47

	February 13	0.011	13.48

	March 14	0.011	13.58

	April 16	0.011	13.67

c. Record of annual return (Class M Shares):

Period	Annual Return (%) (Note)

(May 1, 2012 – April 30, 2013)	2.58%

Note: Annual Return (%) = 100 x {[(Ending NAV * A) / Beginning NAV) – 1}

"A" shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that the Beginning NAV means net asset value per share on the end of April 2012 and the Ending NAV means net asset value per share on the end of April 2013 2012.

II. RECORD OF SALES AND REPURCHASE (Class M Shares)

Record of sales and repurchase for one year up to and including the end of April 2013 and the number of outstanding shares of the Fund as of the end of April 2013 are as follows:

(5/1/2012 – 4/30/2013)

Number of Shares Sold	Number of Shares	Number of Outstanding
	Repurchased	Shares

76,800	331,286	1,536,099
(2,000)	(135,200)	(885,480)

Note: The figures in parenthesis show those sold, repurchased and outstanding in Japan.

III. FINANCIAL CONDITIONS OF THE FUND

[Japanese translation of the unaudited semi-annual accounts of the Fund to be attached.]

IV. OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

(“Putnam Investment Management, LLC”)

(1) Amount of Capital Stock

(i) Amount of Member’s Equity of the Investment Management Company (as of April 30, 2013)

$21,192,030 * (JPY2.1 billion) (unaudited)

(ii) Number of authorized shares of capital stock

Not applicable.

(iii) Number of outstanding shares of capital stock

Not applicable.

* Consists of Contributed Capital, Retained Earnings and Parent Company relationship only. Excludes accumulated comprehensive income.

(2) Description of business and outline of operation

The Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of April 30, 2013, the Investment Management Company managed, advised, and/or administered the following 116 funds and fund portfolios (having an aggregate net asset value nearly $66.9 billion).

Name of	Principal Characteristics	Number of funds	Total Net Asset Value
Country			($ million)

U.S.A.	Closed End Bond	6	$2,722.69

	Open End Balanced	17	$17,372.72

	Open End Bond	39	$27,340.45

	Open End Equity	54	$19,427.34

	Total	116	$66,863.20

(3) Miscellaneous

Not applicable.

V. OUTLINE OF THE FINANCIAL CONDITION OF THE MANAGEMENT COMPANY

[Japanese translation of unaudited semi-annual accounts of the Investment Management Company shall be attached to the Japanese version of the semi-annual report.]

[MHM FIANL DRAFT]
[6/28/13]

Filed Document:	AMENDMENT TO SECURITIES
REGISTRATION STATEMENT

Filed with:	Director of Kanto Financial Bureau

Filing Date:	June 28, 2013

Name of the Issuer:	PUTNAM U.S.GOVERNMENT INCOME
TRUST

Name and Official Title of	Jonathan S. Horwitz
Representative of Company:	Executive Vice President, Compliance Liaison
Officer and Principal Executive

Address of Principal Office:	One Post Office Square, Boston, Massachusetts
02109 U.S.A.

Name and Title of Registration Agent:	Ken Miura
Attorney-at-law

Address or Place of Business of	Mori Hamada & Matsumoto
Registration Agent:	Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura
Attorney-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

- ii -

Public offering or sale for registration

Name of the Fund making public	Putnam U.S. Government Income Trust
Offering or sale of foreign
investment fund securities:

Aggregate amount of	Up to $13.09 million (JPY128.2) Class M Shares
foreign investment fund securities
to be publicly offered or sold:

Note : The exchange rate of U.S. dollars (“Dollar” or “$”) into Japanese Yen is JPY 97.92 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on April 30, 2013 quoted by The Bank of Tokyo-Mitsubishi UFJ, Ltd.

Places where a copy of this amendment to securities
registration statement is available for public inspection

Not applicable.

I. REASON FOR FILING OF THIS AMENDMENT TO SECURITIES REGISTRATION STATEMENT:

This statement purports to amend and update the relevant information of the securities registration statement (“SRS”) filed on March 28, 2013 due to the fact that the aforementioned semi-annual report was filed today.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. CONTENTS OF THE AMENDMENTS

The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned semi-annual report:

(1) Amendment in the Original SRS by filing the semi-annual report is as follows.

Part II. INFORMATION ON THE FUND

Before amendment	After amendment
[Original Japanese SRS]	[Aforementioned Semi-annual Report]
PART II. Information on the Fund	IV. Outline of Investment Management
I. Description of the Fund	Company
1. Nature of the Fund	(1) Amount of Capital Stock
(3) Structure of the Fund
D. Investment Management Company
e. Amount of Capital Stock
5. Status of investment portfolio	I. Status of investment portfolio
(1) Diversification of investment portfolio	(1) Diversification of investment portfolio
(the aforementioned Japanese semi-annual
report)
(3) Results of past operations	(2) Results of past operations
a) Record of changes in net assets	(a) Record of changes in net assets
(Ditto)
(Regarding the amounts as at the end of	(Regarding the amounts as at the end of
each month during one-year period up to	each month during one-year period up to
the latest relevant date appertaining to the	the latest relevant date appertaining to the
filing date of the original Japanese SRS)	filing date of the aforementioned
semi-annual report)

b) Record of distributions paid	(b) Record of distributions paid
(Ditto)
(Regarding the amounts as at the end of	(Regarding the amounts as at the end of

each month during one-year period up to	each month during one-year period up to
the latest relevant date appertaining to the	the latest relevant date appertaining to the
filing date of the original Japanese SRS)	filing date of the aforementioned
Semi-annual Report)

c) Record of annual return	(c) Record of annual return
(Ditto)
(Addition of the rate(s) during one-year
period up to the latest relevant date
appertaining to the filing date of the
aforementioned semi-annual report)

(4) Results of Sales and Repurchse	II. Record of Sales and Repurchase
(Addition of the latest information during
one-year period up to the latest relevant
date appertaining to the filing date of the
aforementioned semi-annual report)
III. Financial conditions of the Fund	III. Financial conditions of the Fund
(Addition of the aforementioned
1. Financial statement	semi-annual financial documents)

Part III. SPECIAL INFORMATION

I. Outline of the Investment Management
Company

1. Outline of the Investment Management	IV. Outline of the Investment Management

Company	Company
(1) Amount of capital stock	(1) Amount of capital stock
(Regarding the amount of capital and the	(the aforementioned Japanese semi-annual
total number of shares to be issued by the	report)
Investment Management Company and the
number of outstanding shares as at the latest
relevant date appertaining to the filing date of
the original Japanese SRS)

2. Description of business and outline of	(2) Description of business and outline of
operation	operation (Ditto)

3. Financial conditions of the Investment	V. Outline of the financial status of the
Management Company	Investment Management Company
(Addition of the aforementioned
semi-annual financial documents)
5. Miscellaneous	IV. Outline of the Investment Management
(5) Litigation, etc.	Company
(3) Miscellaneous
(Addition of the aforementioned semi-annual
report)

[The whole descriptions in the semi-annual report are copied here in the Japanese document. Omitted]

PART II. INFORMATION ON THE FUND

I. DESCRIPTION OF THE FUND

4. FEES, ETC. AND TAX

(3) Management Fees, etc.:

C. Custodian Fee and Charges of the Investor Servicing Agent

(page 30 of the original SRS)

<Before Amendment>

(omitted)

Putnam Investor Services, Inc., located One Post Office Square, Boston, MA 02109, is the Fund’s Investor Servicing Agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the Fund as an expense of all its shareholders. The fee paid to Putnam Investor Services, subject to certain limitations, is based on the Fund’s retail asset level, the number of shareholder accounts in the Fund and the level of defined contribution plan assets in the Fund. Through at least June 30, 2013, investor servicing fees for the Fund will not exceed an annual rate of 0.320% of the Fund’s average assets.

(omitted)

<After Amendment>

(omitted)

Putnam Investor Services, Inc., located One Post Office Square, Boston, MA 02109, is the Fund’s Investor Servicing Agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the Fund as an expense of all its shareholders. The fee paid to Putnam Investor Services, subject to certain limitations, is based on the Fund’s retail asset level, the number of shareholder accounts in the Fund and the level of defined contribution plan assets in the Fund. Investor servicing fees for the Fund will not exceed an annual rate of 0.320% of the Fund’s average assets.

(omitted)